Basis of Preparation	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Preparation

Note 2 – Basis of Preparation

Statement of Compliance

The Company’s condensed consolidated financial statements are prepared in accordance with the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) for interim financial reports and accounting principles generally accepted in the U.S.(“GAAP”). Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been included. Operating results for the three and nine months ended June 30, 2025 are not necessarily indicative of the results that may be expected for any other reporting period.

These consolidated financial statements have been prepared on a historical cost basis, unless otherwise stated in the significant accounting policies. These consolidated financial statements are presented in U.S. dollars and all values are rounded to the nearest thousand ($000), except when otherwise indicated.

These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes in the Company’s Annual Report for the year ended September 30, 2024, filed with the SEC on July 9, 2025.

Revision of Prior Period Financial Information

In connection with the preparation of the condensed consolidated financial statements for the nine months ended June 30, 2025, the Company identified an immaterial error in revenue recognized in the fiscal year ended September 30, 2024, related to prescriptions that had been billed but not dispensed and therefore did not meet the criteria for revenue recognition under ASC 606. These prescriptions were a group of high-cost Hepatitis-C prescriptions, primarily related to an isolated patient population within a legacy government-funded care program, that remained in pharmacy workflow and had not been reversed due to deficient controls at the time of original billing.

To correct this error, the Company recorded a reduction to accumulated deficit of approximately $1.8 million as of September 30, 2024, which reflects the impact on previously reported net income. The adjustment is reflected in the current period condensed consolidated financial statements and does not result in any change to previously reported trends, segment information, compliance with covenants or regulations, or other key financial metrics.

Management assessed the materiality of this matter under SEC Staff Accounting Bulletins No. 99 and No. 108 and concluded that, based on currently available information, the matter is not material to previously issued financial statements, either individually or in the aggregate. Management is continuing its assessment, and the amount of the adjustment to accumulated deficit could change as the assessment is finalized.

Management has submitted the matter to relevant regulatory authorities in accordance with applicable reporting obligations. In addition, the Company implemented enhanced procedures across its operations to improve the estimation and review of unfulfilled prescription billings and continues to evaluate further enhancements to its internal control environment.

Consolidation

The condensed consolidated financial statements comprise the financial statements of the Company and its wholly owned subsidiaries. When the Company does not own all of the equity in a subsidiary, the non-controlling interest is disclosed as a separate line item in the condensed consolidated statements of financial position and the earnings accruing to non-controlling interest holders are disclosed as a separate line item in the condensed consolidated statements of operations. The financial results of subsidiaries are included in the condensed consolidated financial statements from the date on which control commences, until the date on which control ceases. Intercompany balances and transactions are eliminated upon consolidation. Control is achieved when the Company is exposed to, or has the right to, variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Going concern

These condensed consolidated financial statements have been prepared on a going concern basis, which assumes the realization of assets and the settlement of liabilities in the ordinary course of business.

As of June 30, 2025 and September 30, 2024, the Company had an accumulated deficit of $98.4 million and $70.0 million, respectively, and working capital deficiency of $49.6 million and $67.7 million, respectively. The Company incurred a net loss of $15.1 million and $29.7 million in the three and nine months ended June 30, 2025, respectively. The Company incurred a net loss of $3.1 million and $11.1 million in the three and nine months ended June 30, 2024, respectively.

The Company is also subject to certain financial covenants under its senior secured term facilities with Canadian Western Bank (“CWB”). As of June 30, 2025 and September 30, 2024, the Company was not in compliance with these covenants. As a result, the debt has been classified as current and the Company is in active discussions with the lender regarding an amendment. Refer to Note 11 – Debt for more information.

These conditions—recurring operating losses, negative operating cash flows, working capital deficiency, and covenant violations—represent the principal conditions that raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date these financial statements are issued.

Management has evaluated these conditions and concluded that, absent additional sources of liquidity or material improvement in the Company’s operating performance, the Company may not be able to meet its obligations as they become due.

To address these uncertainties, management has developed and is actively pursuing the following plans:

●	Subsequent to June 30, 2025, the Company sought creditor protection through formal proceedings under the Companies’ Creditors Arrangement Act (Canada) (“CCAA”). Refer to Note 23 – Subsequent events for more information;

●	Seeking to raise additional capital through equity and/or debt offerings;

●	Continuing discussions with existing and potential lenders to restructure or refinance outstanding debt and obtain covenant waivers, if necessary;

●	Implementing cost control measures and operational efficiencies to reduce cash burn;

●	Scaling higher-margin service lines and expanding the Company’s commercial footprint to increase revenue;

●	Evaluating the monetization or divestiture of non-core assets to improve liquidity.

While management believes these actions may provide short-term liquidity and operational improvements, there is no assurance that these plans will be successful or that the Company will be able to obtain the necessary financing or amendments to current financing with covenant violations on acceptable terms. As such, there is a material uncertainty that casts significant doubt on the Company’s ability to continue as a going concern.

In August 2025, the Company initiated proceedings under the Companies’ Creditors Arrangement Act (CCAA) in Canada to facilitate a court-supervised restructuring of its business and financial affairs. The CCAA process provides the Company with protection from creditor claims while it seeks to implement a restructuring plan. As a result of the CCAA filing, the Company has undertaken material changes in operations, including the divestiture of certain non-core assets and store locations, workforce reductions, and efforts to streamline its cost structure. These actions are intended to stabilize operations and improve liquidity. However, the outcome of the CCAA process remains uncertain, and there can be no assurance that the Company will be successful in implementing a viable restructuring plan. Accordingly, the CCAA proceedings further contribute to the material uncertainty that casts significant doubt on the Company’s ability to continue as a going concern.

In addition, the Company’s U.S. pet food business, acquired through the legacy Better Choice operations, continues to experience significant liquidity constraints and operating losses. This segment has not achieved profitability and remains reliant on external financing to fund its operations. Management is actively evaluating strategic alternatives for the pet food business, including potential restructuring, divestiture, or wind-down. These conditions also contribute to the overall uncertainty regarding the Company’s ability to continue as a going concern.

These condensed consolidated financial statements do not include any adjustments that may result from the outcome of this uncertainty, including adjustments to the carrying values and classifications of assets and liabilities, which could be material should the Company be unable to continue its operations.

Fiscal, Regulation and Other Federal Policies

Significant changes in, and uncertainty with respect to, legislation, regulation, government policy and economic conditions could adversely affect the Company’s business. Specific legislative and regulatory proposals that could have a material impact on the Company include, but are not limited to, modifications to international trade policy (such as tariffs); public company reporting requirements; and environmental regulation.

The Company cannot predict what actions may ultimately be taken with respect to tariffs or trade relations between the U.S. and other countries, what products may be subject to such actions, or what actions may be taken by the other countries in retaliation. Accordingly, it is difficult to predict how such actions may impact the Company’s business, or the business or habits of its customers. The Company’s business operations, as well as the businesses of its customers on which it is substantially dependent, are located in countries at risk for escalating trade disputes, including the U.S. Any resulting trade wars could have a significant adverse effect on world trade and could adversely impact the Company’s consolidated financial condition, results of operations and cash flows.

2. Basis of Preparation

2.1 Statement of Compliance

The Company’s consolidated financial statements are prepared in accordance with the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) for annual financial reports and accounting principles generally accepted in the United States of America (“GAAP”).

These consolidated financial statements have been prepared on a historical cost basis, unless otherwise stated in the significant accounting policies. These consolidated financial statements are presented in Canadian dollars and all values are rounded to the nearest thousand ($000), except when otherwise indicated.

The Company has prepared the consolidated financial statements on the basis that it will continue to operate as a going concern. Refer to Note 2.1 – Going Concern for more information.

The significant measurement and presentation rules applied to prepare these consolidated financial statements are described below.

2.2 Basis of Consolidation

The consolidated financial statements comprise the financial statements of the Company and entities controlled by the Company. When the Company does not own all of the equity in a subsidiary, the non-controlling interest is disclosed as a separate line item in the consolidated statements of financial position and the earnings accruing to non-controlling interest holders are disclosed as a separate line item in the consolidated statements of operations. The financial results of subsidiaries are included in the consolidated financial statements from the date on which control commences, until the date on which control ceases. Intercompany balances and transactions are eliminated upon consolidation. Control is achieved when the Company is exposed to, or has the right to, variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

The Company has prepared the consolidated financial statements on the basis that it will continue to operate as a going concern, which presumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of operations for the foreseeable future.

SRX HEALTH SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended September 30, 2024 and 2023

(Expressed in thousands of Canadian dollars except per share amounts)

2.2 Basis of Consolidation (continued)

The consolidated financial statements include the following entities, which are wholly owned:

Entity name	Principal activity	Province
1093507 B.C Ltd.	Pharmacy	Vancouver, B.C
3788602 Manitoba Ltd.	Pharmacy	Winnipeg, MB
Alberta Specialty Rx Inc.	Pharmacy	Calgary, AB
ConnectRX Inc.	Distribution/Wholesale	Etobicoke, ON
Edmonton SRX Inc.	Pharmacy	Edmonton, AB
Golfview Pharmaceuticals Inc.	Pharmacy	Oakville, ON
Nepean Medical Pharmacy Inc.	Pharmacy	Nepean, ON
Origen Pharmaceuticals Inc.	Rental of warehouses	Milton, ON
Physician’s Clinical Research Inc.	Clinical Trials	Toronto, ON
P.A. Pharmacy Limited	Pharmacy	Prince Albert, SK
RX Solutions Inc.	Pharmacy	Winnipeg, MB
SRX Diagnostics Inc.	Laboratory/ Testing	Etobicoke, ON
SRX Health Initiatives Inc.	Patient support programs	Etobicoke, ON
SRX Holdings NL Inc.	Pharmacy	St. John, NL
SRX Island Holdings Inc. (2)	Pharmacy	Abbotsford, BC
SRX London Inc.	Pharmacy	London, ON
SRX NB Inc.	Pharmacy	Moncton, NB
SRX NS Inc.	Pharmacy	Halifax, NS
SRX Pharma Inc.	Pharmacy	Saskatoon, SK
SRx Solutions Inc.	Patient support programs	Etobicoke, ON
SRX-Kelowna Holdings Inc.	Pharmacy	Kelowna, BC
TH Ellesmere Pharmacy Inc.	Pharmacy	Scarborough, ON
MNV Drugs Inc.	Pharmacy	Mississauga, ON
Ottawa Pharmacy Group Inc.	Pharmacy	Ottawa, ON
PSV Pharmacy Inc.	Pharmacy	Kingston, ON
SRx Toronto Inc.	Pharmacy	Toronto, ON

SRX HEALTH SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended September 30, 2024 and 2023

(Expressed in thousands of Canadian dollars except per share amounts)

2.2 Basis of Consolidation (continued)

Entity name	Principal activity	Province
TDDA SR SMO Inc.	Clinical Trials	Woodbridge, ON
Toronto Digestive Disease Associates Inc.	Clinical Trials	Woodbridge, ON
Trillium Pharmaceuticals Inc.	Pharmacy	Etobicoke, ON
VMD Holdings Inc.	Pharmacy	Regina, SK
SRX Health Ontario Inc. (2)	Ontario Charter Holder (Pharmacy)	Toronto, ON
SRX Health Solutions Inc.	Corporate	Toronto, ON
Pier Health Recreational Centre Ltd (1)	Pharmacy	Vancouver, BC
S. Parsons Pharmacy Ltd (1)	Pharmacy	Red Deer, BC
SRX 101 Inc. (1)	Pharmacy	Calgary, AB
Greg’s Drugs Ltd. (1)	Pharmacy	Medicine Hat, AB
Clearbrook Pharmacy (1987) (2)	Pharmacy	Abbotsford, BC
Garden Park Pharmacy Ltd (2)	Pharmacy	Abbotsford, BC
Niagara Community Pharmacy Ltd. (2)	Pharmacy	Niagara, ON
Elora Apothecary Ltd. (3)	Pharmacy	Elora, ON
Trailside Pharmacy Ltd. (3)	Pharmacy	Fergus, ON
0864009 B.C. Ltd. (4)	Pharmacy	Coquitlam, BC
Vaughan Endoscopy Clinic Inc. (5)	Medical services	Vaughan, ON

(1)	Parsons Pharmacy Ltd, Pier Health Recreational Centre Ltd, SRX 101 Inc. and Greg’s Drugs Ltd were acquired on December 22, 2022, December 23, 2022, January 13, 2023 and March 14, 2023, respectively. Refer to Note 4 Business Combinations for further details.
(2)	On June 9, 2023, the Company acquired the assets of Clearbrook Pharmacy (1987) and Garden Park Pharmacy Ltd through SRX Island Holdings Inc. On June 26th, 2023, the Company acquired the assets of Niagara Community Pharmacy Ltd through SRx Health Ontario Inc.
(3)	Elora Apothecary Ltd. And Trailside Pharmacy Ltd. were acquired on October 6, 2023. Refer to Note 4 Business Combinations for further details. The assets of Elora Apothecary Ltd. And Trailside Pharmacy Ltd. were subsequently sold on August 31, 2024.
(4)	0864009 B.C. Ltd. was acquired on October 16, 2023. Refer to Note 4 Business Combinations for further details.
(5)	Vaughan Endoscopy Clinic Inc. was acquired on February 29, 2024. Refer to Note 4 Business Combinations for further details.

2.3 Going concern

These consolidated financial statements have been prepared on a going concern basis, which assumes the realization of assets and the settlement of liabilities in the ordinary course of business.

As of September 30, 2024, the Company had an accumulated deficit of $88.9 million, incurred a net loss of $59.4 million for the year then ended, and experienced negative cash flows from operations of $2.3 million. As of September 30, 2023, the Company had an accumulated deficit of $34.1 million, incurred a net loss of $15.1 million for the year then ended, and experienced cash flows from operations of $3.9 million. In addition, the Company had a working capital deficiency of $89.1 million, with current liabilities of $107.4 million exceeding current assets of $18.4 million.

The Company is also subject to certain financial covenants under its debt agreements. As of September 30, 2024, the Company was in violation of these covenants. Refer to Note 11 – Debt for more information. As a result, the debt has been classified as current and the Company is in active discussions with the lender regarding an amendment.

SRX HEALTH SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended September 30, 2024 and 2023

(Expressed in thousands of Canadian dollars except per share amounts)

These conditions—recurring operating losses, negative operating cash flows, working capital deficiency, and potential and actual covenant violations—represent the principal conditions that raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date these financial statements are issued.

Management has evaluated these conditions and concluded that, absent additional sources of liquidity or material improvement in the Company’s operating performance, the Company may not be able to meet its obligations as they become due.

To address these uncertainties, management has developed and is actively pursuing the following plans:

●	Seeking to raise additional capital through equity and/or debt offerings;

●	Continuing discussions with existing and potential lenders to restructure or refinance outstanding debt and obtain covenant waivers, if necessary;

●	Implementing cost control measures and operational efficiencies to reduce cash burn;

●	Scaling higher-margin service lines and expanding the Company’s commercial footprint to increase revenue;

●	Evaluating the monetization or divestiture of non-core assets to improve liquidity.

While management believes these actions may provide short-term liquidity and operational improvements, there is no assurance that these plans will be successful or that the Company will be able to obtain the necessary financing or amendments to current financing with covenant violations on acceptable terms. As such, there is a material uncertainty that casts significant doubt on the Company’s ability to continue as a going concern.

These consolidated financial statements do not include any adjustments that may result from the outcome of this uncertainty, including adjustments to the carrying values and classifications of assets and liabilities, which could be material should the Company be unable to continue its operations.